Stock Compensation Plan	12 Months Ended
Mar. 31, 2011
Stock Compensation Plan [Abstract]
Stock Compensation Plan

Note 11. Stock Compensation Plan

The Company accounts for share-based payments to employees and directors in accordance with share-based payment accounting literature which requires all share-based payments to employees and directors, including grants of employee stock options and warrants, to be recognized in the consolidated financial statements based upon their fair values. The Company uses Black-Scholes to estimate the grant-date fair value of share-based awards. Fair value is determined at the date of grant. The consolidated financial statement effect of forfeitures is estimated at the time of grant and revised, if necessary, if the actual effect differs from those estimates. The estimated average forfeiture rate for the years ended March 31, 2011 and 2010 was zero, as the Company has not had a significant history of forfeitures and does not expect forfeitures in the future.

Cash flows resulting from the tax benefits resulting from tax deductions in excess of the compensation cost recognized for those options or warrants to be classified as financing cash flows. Due to the Company's loss position, there were no such tax benefits during the years ended March 31, 2011 and 2010.

Plan Descriptions

The Company maintains two stock option plans, the 2002 Stock Incentive Plan (the "2002 Plan") and the 2009 Stock Incentive Plan (the "2009 Plan"). The 2002 Plan provides for grants of incentive stock options and nonqualified options to employees, directors and consultants of the Company to purchase the Company's shares at the fair value, as determined by management and the board of directors, of such shares on the grant date. The options are subject to various vesting conditions and generally vest over a three-year period beginning on the grant date and have seven to ten-year term. The 2002 Plan also provides for the granting of restricted shares of common stock subject to vesting requirements. The Company is authorized to issue up to 500,000 shares under this plan and has 318,136 shares available for future issuances as of March 31, 2011.

On October 9, 2009, the Company's stockholders approved and adopted the 2009 Plan, which had previously been approved by the Company's Board of Directors on August 31, 2009. The 2009 Plan provides for the grant of incentive stock options, nonqualified stock options, restricted stock rights, restricted stock, performance share units, performance shares, performance cash awards, stock appreciation rights, and stock grant awards (collectively, "Awards") to employees, officers, non-employee directors, consultants and independent contractors of the Company. The 2009 Plan also permits the grant of awards that qualify for the "performance-based compensation" exception to the $1,000,000 limitation on the deduction of compensation imposed by Section 162(m) of the Internal Revenue Code. A total of 1,200,000 shares of the Company's common stock are authorized for the granting of Awards under the 2009 Plan. The number of shares available for future awards, as well as the terms of outstanding awards, is subject to adjustment as provided in the 2009 Plan for stock splits, stock dividends, recapitalizations and other similar events. Awards may be granted under the 2009 Plan until October 9, 2019 or until all shares available for awards under the 2009 Plan have been purchased or acquired. The Company is authorized to issue up to 1,200,000 shares under this plan and has 209,724 shares available for future issuances as of March 31, 2011.

In addition to the stock options issued pursuant to the Company's two stock option plans, the Company has granted warrants to employees, officers, non-employee directors, consultants and independent contractors. The warrants are generally not subject to vesting requirements and have ten-year terms.

As of March 31, 2011, a total of 136,401 and 976,640 shares of common stock were reserved for issuance under the 2002 and 2009 Stock Plans, respectively, and a total of 312,855 shares of common stock were reserved for issuance upon exercise of outstanding warrants. A summary of the Company's employee and director stock option and warrant activity and related information during the 2011 fiscal year follows:

	Number of Shares	Weighted-Average Exercise Price	Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at April 1, 2010	555,203	$6.22		$
Granted	1,296,832	$0.72
Exercised	(4,594)	$0.40			4,594
Canceled	(421,545)	$1.11

Outstanding and expected to vest at March 31, 2011	1,425,896	$2.75	7.75		$709,703

Exercisable at March 31, 2011	993,396	$3.55	7.15		$418,573

The following summary information reflects stock options and warrants outstanding, vesting and related details as of March 31, 2011:

Year of Grant (as of March 31)	Exercise Price	Stock Options and Warrants Outstanding
		Number Outstanding	Remaining Contractual Life (Years)	Vested and Exercisable
2003	$10.00	5,000	2.59	5,000
2004	6.00	20,000	3.26	20,000
2005	0.40 – 6.00	22,201	2.30	22,201
2007	2.80 – 10.00	111,335	5.45	111,335
2008	7.50 – 10.80	88,780	6.77	88,780
2009	5.10 – 10.50	91,740	7.71	91,740
2010	4.30 – 8.30	107,008	6.07	84,008
2011	0.66 – 2.00	979,832	8.53	570,332
		1,425,896		993,396

The Company uses Black-Scholes to recognize the value of stock-based compensation expense for all share-based payment awards. Determining the appropriate fair-value model and calculating the fair value of stock-based awards at the grant date requires considerable judgment, including estimating stock price volatility, expected option life and forfeiture rates. The Company develops estimates based on historical data and market information, which can change significantly over time. Black-Scholes requires the Company to make several key judgments including:

•

The expected option term reflects the application of the simplified method set out in SAB No. 107 Share-Based Payment (SAB 107), which was issued in March 2005. In December 2007, the SEC released Staff Accounting Bulletin No. 110 (SAB 110), which extends the use of the "simplified" method, under certain circumstances, in developing an estimate of expected term of "plain vanilla" share options. Accordingly, the Company has utilized the average of the contractual term of the options and the weighted average vesting period for all options and warrants to calculate the expected option term.

•	Estimated volatility also reflects the historical volatility pattern of the Company's share price.

•	The dividend yield is based on the Company's historical pattern of dividends as well as expected dividend patterns.

•	The risk-free rate is based on the implied yield of U.S. Treasury notes as of the grant date with a remaining term approximately equal to the expected term.

•

Estimated forfeiture rate of 0% per year is based on the Company's historical forfeiture activity of unvested stock options. The Company used the following assumptions for stock options and warrants granted during the years ended March 31, 2011 and 2010:

Years Ended March 31,
	2011	2010
Risk-free interest rate	0.77% – 3.32%	1.38% – 3.04%
Expected volatility	142% – 179%	179% – 197%
Expected life (in years)	3.50 – 6.48	3.50 – 6.02
Expected dividend yield	N/A	N/A

For the years ended March 31, 2011 and 2010, the weighted-average fair value of the Company's stock option and warrant grants are as follows:

Grant Year	Granted	Weighted Average Fair Value of Options and Warrants
March 31, 2011	1,296,832	$0.69
March 31, 2010	211,553	$3.53

There were no warrants and 1,296,832 stock options granted to employees and directors during the year ended March 31, 2011, and 21,000 warrants and 190,553 stock options for an aggregate of 211,553 shares granted to employees and directors during the year ended March 31, 2010. In connection with the warrants and options granted and the vesting of prior warrants issued, during the years ended March 31, 2011 and 2010, the Company recorded total charges of $396,696 and $559,561, respectively, which have been included in selling, general and administrative expenses in the accompanying consolidated statements of operations. The Company issues new shares from its authorized shares upon exercise of warrants or options.

As of March 31, 2011, there was $286,821 of total unrecognized compensation cost, related to non-vested stock options and warrants, which is expected to be recognized over a remaining weighted average vesting period of 1.83 years.

The aggregate intrinsic value of stock options and warrants exercised during the years ended March 31, 2011 and 2010 was $4,594 and $79,964, respectively.